Equity Method Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
Equity Method Investments
Equity Method Investments
As of June 30, 2012, we had investments in eight joint ventures (one located in each of Japan, Saudi Arabia, South Korea, and the United Arab Emirates and two located in each of China and India) that were accounted for using the equity method. Summarized below is combined financial statement information, based on the most recent financial information (unaudited), for those investments:

	Three Months Ended June 30,		Six Months Ended June 30,
(Amounts in thousands)	2012	2011	2012	2011
Revenues	$67,671	$70,909	$150,908	$150,141
Gross profit	19,189	20,209	44,752	47,925
Income before provision for income taxes	13,161	13,338	32,433	33,136
Provision for income taxes	(3,935)	(3,902)	(9,903)	(10,132)
Net income	$9,226	$9,436	$22,530	$23,004

The provision for income taxes is based on the tax laws and rates in the countries in which our investees operate. The taxation regimes vary not only by their nominal rates, but also by the allowability of deductions, credits and other benefits. Our share of net income is reflected in our condensed consolidated statements of income.

EQUITY METHOD INVESTMENTS
As of December 31, 2011, we had investments in eight joint ventures (one located in each of Japan, South Korea, Saudi Arabia and the United Arab Emirates and two located in each of China and India) that were accounted for using the equity method. Summarized below is combined financial statement information, based on the most recent financial information (unaudited), for those investments:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
Revenues	$313,059	$236,285	$208,544
Gross profit	94,389	77,047	75,285
Income before provision for income taxes	67,098	55,217	53,484
Provision for income taxes(1)	(19,609)	(14,402)	(15,051)
Net income	$47,489	$40,815	$38,433
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(1)
The provision for income taxes is based on the tax laws and rates in the countries in which our investees operate. The taxation regimes vary not only by their nominal rates, but also by the allowability of deductions, credits and other benefits.

	December 31,
	2011	2010
	(Amounts in thousands)
Current assets	$176,989	$186,306
Noncurrent assets	60,694	41,323
Total assets	$237,683	$227,629
Current liabilities	$76,680	$65,120
Noncurrent liabilities	4,820	6,464
Shareholders’ equity	156,183	156,045
Total liabilities and shareholders’ equity	$237,683	$227,629

Reconciliation of net income per combined income statement information to equity in income from investees per our consolidated statements of income is as follows:

	Year Ended December 31,
	2011	2010	2009
	(Amounts in thousands)
Equity income based on stated ownership percentages	$20,782	$17,253	$16,630
Adjustments due to currency translation, U.S. GAAP conformity, taxes on dividends and other adjustments	(1,671)	(604)	(794)
Net earnings from affiliates	$19,111	$16,649	$15,836

Our investments in unconsolidated affiliates were $70.3 million and $71.3 million as of December 31, 2011 and 2010, respectively, recorded in other assets, net on the balance sheet.